Schedule of Stock Option Activity (Details) - Equity Option [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Under Option, Outstanding beginning balance	144,860	145,360	145,360	46,860
Weighted- Average Exercise Price, Outstanding beginning balance	$ 5.61	$ 5.61	$ 5.61	$ 9.02
Weighted Average Remaining Contractual Life Outstanding, beginning	8 years	9 years	9 years	9 years
Aggregate Intrinsic Value, Outstanding, beginning balance	$ 19,200	$ 19,200	$ 19,200	$ 19,200
Shares Under Option, Granted				99,000
Weighted- Average Exercise Price, Granted				$ 4.00
Shares Under Option, Forfeited and expired			(500)	(500)
Weighted- Average Exercise Price, Forfeited and expired			$ 6.50	$ 6.50
Shares Under Option, Outstanding ending balance	144,860	145,360	144,860	145,360
Weighted- Average Exercise Price, Outstanding ending balance	$ 5.61	$ 5.61	$ 5.61	$ 5.61
Weighted Average Remaining Contractual Life Outstanding, ending	8 years	9 years	8 years	9 years
Aggregate Intrinsic Value, Outstanding ending balance	$ 19,200	$ 19,200	$ 19,200	$ 19,200
Shares Under Option, Exercisable ending balance	68,335	41,560	66,060	39,160
Weighted- Average Exercise Price, Exercisable ending balance	$ 7.32	$ 9.34	$ 7.35	$ 9.51
Weighted Average Remaining Contractual Life, Exercisable, ending	7 years	8 years	8 years	8 years
Aggregate Intrinsic Value, Exercisable ending balance	$ 19,200	$ 19,200	$ 19,200	$ 19,200